Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies
Basis of presentation and consolidation

(a) Basis of presentation and consolidation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

Principles of consolidation

(b) Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs and subsidiaries of the VIEs for which the Company are the primary beneficiary.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of the board of directors, or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A consolidated VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, has the power to direct the activities that most significantly impact the entity’s economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

All transactions and balances among the Company, its subsidiaries, the consolidated VIE and subsidiaries of the VIE have been eliminated upon consolidation.

Use of estimates

(c) Use of estimates

The preparation of the Group’s consolidated financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities at the balance sheet date and reported revenues and expenses during the reported years in the consolidated financial statements and accompanying notes.

Significant accounting estimates include, but are not limited to impairment of goodwill and useful lives of intangible assets. Actual results could differ from those estimates and such differences may be material to the consolidated financial statements.

Functional currency and foreign currency translation

(d) Functional currency and foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its overseas subsidiaries which incorporated in the Cayman Islands and Hong Kong is United States dollars (“US$” or “USD”). The functional currency of the Company’s subsidiary incorporated in Korea is Korea Won. The functional currency of the Group’s PRC entities is RMB.

In the consolidated financial statements, the financial information of the Company and other entities located outside of the PRC have been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the period. Translation adjustments are reported as foreign currency translation adjustments and are shown as a component of other comprehensive income/(loss) in the consolidated statements of comprehensive income/(loss).

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. Net gains and losses resulting from foreign exchange transactions are included in exchange losses/(gains) in the consolidated statements of comprehensive income/(loss).

Convenience translation

(e) Convenience translation

Translations of balances in the consolidated balance sheets, consolidated statements of comprehensive income/(loss) and consolidated statements of cash flows from RMB into USD as of and for the year ended December 31, 2025 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.9931, representing the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board on December 31, 2025. No representation is made that the RMB amounts represent or could have been, or could be, converted, realized or settled into USD at that rate on December 31, 2025, or at any other rate.

Fair value measurements

(f) Fair value measurements

Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation techniques are observable or unobservable. The hierarchy is as follows:

Level 1—Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

Level 2—Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.

Level 3—Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Group’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

Accounting guidance also describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

See Note 22 Fair Value Measurement for additional information.

Cash and cash equivalents

(g) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits which have original maturities of three months or less and are readily convertible to known amount of cash.

Restricted cash

(h) Restricted cash

Cash that is restricted as to withdrawal or for use or pledged as security is reported separately on the face of the consolidated balance sheets as restricted cash. Restricted cash mainly represents cash received from medical aesthetic service providers and reserved in a bank supervised account for purchasing the services of the Company and the guarantee deposit.

Term deposits

(i) Term deposits

Term deposits represent time deposits placed with banks with original maturities of more than three months. Interest earned is recorded as interest income in the consolidated statements of comprehensive income/(loss) during the years presented. As of December 31, 2024 and 2025, the Group has the short-term deposits with the maturities within one year of RMB557,820 and RMB453,472, respectively. As of December 31, 2024 and 2025, the Group has the long-term deposits with the maturities over one year of RMB62,688 and nil, respectively, recorded in other non-current assets.

Trade receivables and other receivables

(j) Trade receivables and other receivables

The Group’s trade receivables and other receivables including loan receivables are measured at amortized cost and reported on the consolidated balance sheets at outstanding principal adjusted for any write-offs and the allowance for credit losses. The Group estimated the allowance for credit losses pursuant to ASC 326 to reflect the Group’s estimated expected losses. The Group assesses the allowance for credit losses, mainly based on the past collection experience as well as consideration of current and future economic conditions and changes in the Group’s customer collection trends. Interest income from these instruments is using the effective interest rate method if applicable.

Current expected credit losses

(k) Current expected credit losses

The Group’s trade receivables, amounts due from related parties, other receivables recorded in prepayment and other current assets, other non-current assets, cash and cash equivalents, restricted cash and term deposits and receivables from online payment platforms are within the scope of ASC Topic 326. The Group’s expected credit loss of cash and cash equivalents, restricted cash and term deposits and receivables from online payment platforms within the scope of ASC Topic 326 were immaterial.

To estimate expected credit losses, the Group has identified the relevant risk characteristics of its customers and the related receivables and other receivables which include size, type of the services or the products the Group provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the past collection experience, current economic conditions, future economic conditions (external data and macroeconomic factors) and changes in the Group’s customer collection trends. The Group also provides specific provisions for allowance when facts and circumstances indicate that the receivables are unlikely to be collected. This is assessed at each quarter based on the Group’s specific facts and circumstances.

The Group recorded a provision for current expected credit loss. The following table sets out movements of the allowance for doubtful accounts for the years ended December 31, 2023, 2024 and 2025:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Beginning balance	42,434	55,823	109,414
Additional allowance for credit losses, net of recoveries	15,629	53,591	21,291
Write-offs	(2,240)	—	—
Ending balance	55,823	109,414	130,705

Inventories

(l) Inventories

Inventories are stated at the lower of cost and net realizable value. Cost of inventories is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventories to the estimated net realizable value due to slow-moving merchandise and damaged goods, which is dependent upon factors such as inventory aging, historical and forecasted consumer demand, and market conditions that impact pricing. In addition to the cost of materials and direct labor, an appropriate proportion of production overhead is included in the cost of inventories. Once inventory is written-down, a new, lower-cost basis for that inventory is established and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis.

The Group classifies its inventories to raw materials, semi-finished products and finished products. Raw materials and semi-finished products include purchased materials, components and supplies to be used in production. Finished products include products manufactured by the Group and products purchased for resale and used for aesthetic treatment services.

Investments

(m) Investments

Short-term investments mainly include investments in financial instruments with a variable interest rate. In accordance with ASC 825—“Financial Instruments”, for investments in financial instruments with a variable interest rate indexed to time float, the Group elected the fair value method at the date of initial recognition and carried these investments at fair value. Changes in the fair value are reflected in the consolidated statements of comprehensive income/(loss) as other income/(expenses).

The Group’s long-term investments consist of investments in privately held companies and the publicly traded company.

In accordance with ASC 323 “Investments-Equity Method and Joint Ventures”, the Group applies the equity method of accounting to equity investments in common stock, over which it has significant influence but does not own majority equity interest or control.

Equity investments with readily determinable fair values are measured and recorded at fair value using the market approach based on the quoted prices in active markets at the reporting date. The Group classifies the valuation techniques that use these inputs as Level I of fair value measurements. The related gains/(losses) amounts are recognized in “investment income, net” in the consolidated statements of comprehensive income/(loss).

In January 2016, the FASB issued ASU No. 2016-01 Financial Instruments-Overall (Subtopic 825-10): “Recognition and Measurement of Financial Assets and Financial Liabilities”, which requires all equity investments to be measured at fair value with changes in the fair value recognized through non-operating income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee). Effective January 1, 2018 with the adoption of ASU 2016-01, the Group has elected to use the measurement alternative to account for the equity investments, over which the Group does not have significant influence, or investments in shares that are not ordinary shares or in-substance ordinary shares and that do not have readily determinable fair value, and therefore carries these investments at cost adjusted for changes from observable transactions for identical or similar investments of the same investee, less impairment. In addition, the existing impairment model has been replaced with a new one-step qualitative impairment model.

Management regularly evaluates the equity investments for impairment based on performance and financial position of the investees as well as other evidence of market value. Such evaluation includes, but not limited to, reviewing the investees’ cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in the consolidated statements of comprehensive income/(loss) equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting year for which the assessment is made. The fair value would then become the new cost basis of investment.

RMB444, RMB7,350 and nil impairment losses were recognized for the years ended December 31, 2023, 2024 and 2025.

Business combination and goodwill

(n) Business combination and goodwill

The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805, Business Combinations. The cost of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities incurred by the Group to the sellers and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of comprehensive income/(loss).

A non-controlling interest is recognized to reflect the portion of a subsidiary’s equity which is not attributable, directly or indirectly, to the Company. Consolidated net income/(loss) on the consolidated statements of comprehensive income/(loss) includes the net loss attributable to non-controlling interests. For the years ended December 31, 2023 and 2024, net income attributable to non-controlling interests amounted to RMB4,664 and RMB2,345, respectively. For the year ended December 31, 2025, net loss attributable to non-controlling interests amounted to RMB4,604. The cumulative results of operations attributable to non-controlling interests are also recorded as non-controlling interests in the Company’s consolidated balance sheets. Cash flows related to transactions with non-controlling interests are presented under financing activities in the consolidated statements of cash flows when applicable.

Goodwill represents the excess of the total cost of the acquisition, the fair value of any non-controlling interests and the acquisition date fair value of any previously held equity interest in the acquiree over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed of the acquired entity as a result of the Company’s acquisitions of interests in its subsidiaries and the VIEs. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired.

The Company has the option to assess qualitative factors first to determine whether it is necessary to perform the quantitative impairment test in accordance with ASC 350, Intangibles-Goodwill and Other: Goodwill (“ASC 350-20”). If the Company believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the quantitative impairment test described above is required. Otherwise, no further testing is required. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. The quantitative goodwill impairment test, used to identify both the existence of impairment and the amount of impairment loss, compares the fair value of a reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit is greater than zero and its fair value exceeds its carrying amount, goodwill of the reporting unit is considered not impaired.

Assets acquisition

(o) Assets acquisition

When the Company acquires other entities, if the assets acquired and liabilities assumed do not constitute a business, the transaction is accounted for as an asset acquisition. Assets are recognized based on the cost, which generally includes the transaction costs of the asset acquisition, and no gain or loss is recognized unless the fair value of noncash assets given as consideration differs from the assets’ carrying amounts on the Company’s books. The cost of a group of assets acquired in an asset acquisition is allocated to the individual assets acquired or liabilities assumed based on their relative fair value and does not give rise to goodwill.

Intangible assets

(p) Intangible assets

Intangible assets mainly include those acquired through business combinations and purchased intangible assets. Intangible assets acquired through business combinations are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion. Intangible assets arising from business combinations are recognized and measured at fair value upon acquisition. Purchased intangible assets are initially recognized and measured at cost upon acquisition. Intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

Developed technology	7-10 years
License and in-process research and development intangible assets	5-10 years
Software, trade names and others	3-10 years
Customer relationship	8 years
Supplier relationship	3 years

Property and equipment, net

(q) Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment, if any. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, which range as follows:

Computers, electrical equipment and production machinery	1-5 years
Medical equipment	3-5 years
Office equipment, furniture and others	1-10 years
Building	20 years
Leasehold improvements	shorter of remaining lease period or estimated useful life

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive income/(loss).

Impairment of long-lived assets other than goodwill

(r) Impairment of long-lived assets other than goodwill

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flow is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets.

Leases

(s) Leases

The Group determines if an arrangement is a lease or contains a lease at lease inception. For operating leases, the Group recognizes a right-of-use (“ROU”) asset and a lease liability based on the present value of the lease payments over the lease term on the consolidated balance sheets at commencement date. As most of the Group’s leases do not provide an implicit rate, the Group estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located. Lease terms are determined after taking into account of rental escalation clauses, renewal options and/or termination options, if any. Certain leases may contain variable lease payments such as rent based on a percentage of the sales. Variable lease payments may be subject to a breakpoint threshold of fixed rent. Variable lease payments, other than those that depend on an index or a rate, are not included in the measurement of the lease liability. Lease expense is recorded in the consolidated statements of comprehensive income/(loss) on a straight-line basis over the lease term. The Group has elected to apply “the package” of practical expedients afforded under ASU No. 2016-02, Leases (Topic 842) (“ASC 842”). Short-term leases have not been recorded on the balance sheet.

Borrowings

(t) Borrowings

Borrowings are initially recognized at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the borrowings using the effective interest method.

Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting period.

Reclassifications

(u) Reclassifications

Starting from the year of 2024, in light of the better monitoring business development of branded aesthetic centers, the previous line item information services and others was separated into two line items, which are aesthetic treatment services and information services and others. And the Group grouped the revenue generated from information services and others and reservation services, which is renamed as information, reservation services and others. Since the year of 2025, the previous line item information, reservation services and others was separated into two line items, which are information and reservation services and other services.

The revenue generated from aesthetic treatment services was previously reported in line item of information services and others. The revenue generated from information and reservation services and other services for the years of 2023 and 2024 have also been retrospectively updated. The amount reclassified from previous line item information, reservation services and others to information and reservation services is RMB889.9 million and RMB736.6 million for the years of 2023 and 2024, respectively.

Starting from the year of 2024, the previous line item cost of services and others was separated into two line items, which are cost of aesthetic treatment services and cost of information, reservation services and others. Cost of aesthetic treatment services primarily consists of expenditures relating to aesthetic treatment services in branded aesthetic centers. Since the year of 2025, the previous line item cost of information, reservation services and others was separated into two line items, which are cost of information and reservation services and cost of other services. Cost of information and reservation services primarily consists of expenditures relating to operation of platform business, and the remaining cost of information, reservation services and others is reclassified into cost of other services. The cost of information and reservation services and cost of other services for the years of 2023 and 2024 have also been retrospectively reclassified.

Revenue recognition

(v) Revenue recognition

The Group adopted ASC Topic 606, “Revenue from Contracts with Customers” (ASC 606) for all years presented. According to ASC 606, revenue is recognized when control of the promised goods or services is transferred to the customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services. Revenues are recorded net of discounts, return allowances, and value-added taxes and surcharges. We determine revenue recognition through the following steps:

●	identification of the contract, or contracts, with a customer;
●	identification of the performance obligations in the contract;
●	determination of the transaction price, including the constraint on variable consideration;
●	allocation of the transaction price to the performance obligations in the contract; and
●	recognition of revenue when (or as) we satisfy a performance obligation

The Group’s revenues are mainly generated from information services, reservation services, aesthetic treatment services and sales of medical products and maintenance services. Refer to “Note 24 - Segment Information” for disaggregation of revenue.

i)Information services

The Group generates revenue from offering information services primarily to help medical aesthetic service providers better introduce their services and increase their customer base. The Group helps the service providers introduce their services through information display in main entrance banners and pop ups to increase exposure on the platform. The Group also places content of participating service providers on social platforms in the forms of pictures, videos or links.

The Group generates its information service revenue primarily i) at a fixed fee per each day’s content display, ii) based on a contractual rate per unit of output, such as per click, etc. These information services may be sold in combination as a bundled arrangement or separately on a stand-alone basis.

Service providers can choose to sign up arrangements through the Group’s online information service system or sign-up off-line arrangements. Advance payment is required when signing up the arrangements. In the case of signing up on-line arrangements, the service providers are required to purchase So Young tokens (the “Token”) in the service provider account as the information service is priced in Tokens on the on-line platform. Tokens are the virtual currency of the Group’s platform. The Token will be locked in the individual service provider account when a service provider places an order on-line and will be deducted from the service provider account when service is performed. On a recurring basis, the Group offers free Tokens to service providers as certain percentage of purchased Tokens. The free Tokens have the same purchase power as the purchased Tokens, which represent an advance payment from customers. Tokens are interchangeable and not tied directly to any specific revenue transaction because the Tokens are fungible. As such, the Group values the Tokens based on an average pricing method to determine the transaction price for the specific information services provided to the service provider. The Tokens are not transferable or refundable and are generally consumed in three months after purchased or given for free. The value of expired Tokens has been immaterial. In the case of signing up off-line arrangements, the service providers are required to make cash advance payment for each individual contract. Contract consideration is determined and fixed in cash at the inception of contract.

Revenue for the information services above is recognized in the period when information service is delivered as evidenced in a manner satisfying the types of engagements selected by the service providers, such as display of content, clicks on content and/or post of articles on the Group’s platform. Arrangements involving multiple performance obligations primarily consist of combinations of the above information services. For arrangements that include a combination of these services, the Group develops an estimate of the standalone selling price for these services in order to allocate any potential discount to all performance obligations in the arrangement. The Group believes the use of its estimation approach and allocation of the transaction price on a relative standalone selling price basis to each performance obligation results in revenue recognition in a manner consistent with the underlying economics of the transaction and the allocation principle included in ASC 606.

Barter transactions

The Group entered agreements with service providers whereby the Group provided information service as the consideration for sharing advertising space purchased by the service providers from other third-party providers. In general, the service provider would share certain percentage of the purchased advertising space with the Group. In exchange, the Group would provide the information services with the same value of the shared advertising space to the service provider based on the service provider’s purchase price with the third party and the shared percentage of the advertising space. Revenue from the barter transactions is recognized when information service is provided as discussed above and the expense related to the shared advertising space is recognized over the duration of display. The Group uses the fair value of the goods or services received when measuring the non-cash consideration for information service revenue earned. The Group will only measure the non-cash consideration indirectly by reference to the standalone selling price of the goods or services surrendered if the fair value of the goods or services received is not reasonably estimable. The Group recognized revenue from barter transactions amounted to nil, RMB3,137 and nil for the years ended December 31, 2023, 2024 and 2025, respectively. The expenses recognized from barter transactions for the years ended December 31, 2023, 2024 and 2025 were nil, RMB3,325 and nil, respectively.

ii)Reservation services

The Group earns reservation service fees A primarily from medical aesthetic service providers when a medical or beauty treatment is performed for the platform users through reservation from the Group’s platform. Such fees are generally determined as an agreed percentage of the value of service actually provided by service providers. As per the Group’s agreements with service providers, it collects reservation service fees B for all services provided to a user during the lifetime as long as the user was brought to the particular service provider through the Group’s platform. This includes the situations where the user visits the service provider directly without online ordering, chooses treatment services at site that is different from the online reservation, adds more services during the time of visit, and visits the service provider for other treatments in the future. The service providers are obligated to report the completed transactions in above situations with the platform users to the Group. In the event that the service providers fail to report such transaction to the Group on time, the Group would charge the service providers a penalty in addition to the commission. Starting from September 2021, the Group does not charge reservation service fees B from the portion of the medical aesthetic service providers.

In order to list available services and related prices on the Group’s online marketplace, service providers are required to sign an agreement with the Group and pay a non-refundable upfront fee to the Group. However, the agreement does not have binding effect as the service provider can cancel the agreement without any penalty. Although the upfront fee is not a material amount, it provides the service provider a renewal right to make optional purchase of the Group’s reservation service. The agreement is in substance a day-to-day contract with performance obligation of facilitating each successful sales of service provided by service providers to the platform users. That is, each facilitation is a distinct performance obligation.

Commissions for the reservation service are in the form of a fixed fee per transaction or an agreed percentage of the value of service actually provided by the service providers. The consideration for each sales facilitation service is determined when the contract is placed. Following ASC 606-10-32-40, the Group recognizes revenue for each completed transaction based on the value of service actually provided by the service providers as reservation service fee relates specifically to the facilitation for that transaction.

The Group does not control the underlying service provided by the service providers before they are provided to users, as the Group is not responsible for fulfilling the promise to provide the service to users and has no inventory risk before the service is provided. In addition, the Group has no discretion in establishing prices of the service provided by service providers. Commission revenues are recognized on a net basis at the point of a successful transaction, which is when the user accepts the service.

The Group may from time to time provide incentives in various forms to attract or retain consumers. Under the circumstances where consumers are not considered as customers under ASC 606, the Group evaluates the features of different incentives provided to consumers to determine whether they represent implicit or explicit obligations to consumers on behalf of merchants, which are considered as payments to customers and are recorded as reduction of revenues. Incentives that are not considered as payments to customers are recorded as sales and marketing expenses.

iii)Aesthetic treatment services

The Group generates its aesthetic treatment services revenues from provision of non-surgical aesthetic medical services, comprising injection aesthetic treatments, energy-based treatments and other aesthetic medical services. Revenue from aesthetic treatment services is recognized at a point in time when the services have been rendered to customers. All these services are usually provided within a day. Payments are typically in advance of the services, and for payments not yet rendered are recorded as other liabilities in the consolidated balance sheets as they can be fully refunded to customers upon their request. Customers can purchase multiple services at once when placing an order, for example, purchasing an injection aesthetic treatment and an energy-based treatment at the same time, and these two services are usually delivered at different time. Revenue arrangements with multiple deliverables are divided into separate units of accounting based on the standalone selling price of each separate unit and are recognized as revenue when, or as, the performance obligation is satisfied.

Arrangements that include rights to additional goods or services that are exercisable at a customer’s discretion are generally considered options. The Group assesses if these options provide a material right to the customer and if so, they are considered performance obligations.

The Group provides discount coupons to its customers for use in purchases, which are treated as a reduction of revenue when the related transaction is recognized. The Group also pays certain customers referral incentives for providing distinct referral services. These payments are made at fair value in exchange for specified user-acquisition activities conducted by these customers. Such payments are recorded as sales and marketing expenses in the consolidated statements of comprehensive income/(loss).

iv)Sales of medical products and maintenance services

The Group’s sales of medical products mainly include sales of cosmetic injectables produced by third parties and sales of equipment produced by third parties or the Group itself.

For the Group’s sales of cosmetic injectables produced by third parties, the Group obtains control of the products before they are transferred to the customers and revenues are recognized at the gross amount of consideration to which it expects to be entitled in exchange for the products transferred. The revenues of cosmetic injectables sales are recognized at a point in time when the control of the products is transferred to the customer.

The Group’s sales of equipment and maintenance services revenue generated from Wuhan Miracle, which was acquired by the Group in July 2021. Wuhan Miracle sells its equipment, including self-produced products and third-party produced products, to offline medical service providers and hospitals (the “customers”).

For the third-party produced medical products, the Group obtains control of the products before they are transferred to the customers. The Group is primarily responsible for fulfilling the promise to provide quality products to the customers and undertakes warranty responsibility directly. Therefore, the Group is considered the principle according to ASC 606 and concludes it is appropriate to record revenue as the gross amount of product sales net of value-added taxes.

The Group recognizes revenue on equipment sales to customers when delivery and acceptance occurs, which is defined as receipt by the Group of an executed form that the installation process is complete.

The maintenance service is recognized on a straight-line basis over the term, because the Group is providing continuous service and the customer simultaneously receives and consumes the benefits provided by the Group’s performance as the services are performed.

v)Other services

The Group also provides other services, which mainly include medical aesthetic service displayed on So-Young Prime and insurance brokerage services. Revenue is recognized when these services are rendered.

vi)Warranty

The Group offers a standard one-year warranty with its equipment sales. The warranty period is starting from the date when products are sold to the customer. The customers cannot separately purchase the standard warranty and the standard warranty doesn’t provide the customer with additional service other than assurance that the product will function as expected. Therefore, these warranties are accounted for in accordance with ASC 460 Guarantees. At the time revenue is recognized, the Group accrues a warranty reserve, which includes the Group’s best estimate of warranty costs. The reserves established are regularly monitored based upon historical experience and any actual claims charged against the reserve. The warranty reserve is expected to be incurred within the next 12 months and recorded as “Accrued expenses and other current liabilities” on the Group’s consolidated balance sheets. Warranty expenses are recorded as a component of cost of revenues. Refer to “Note 16 - Accrued Expenses and Other Current Liabilities” for detail.

The Group also offers extended warranty for an additional fee, which is accounted for as a separate performance obligation under ASC 606. Revenue related to extended warranty is recognized on a straight-line basis over the term as maintenance service because the Group is providing continuous service and the customer simultaneously receives and consumes the benefits provided by the Group’s performance as the services are performed.

Cost of revenues

(w) Cost of revenues

Cost of information and reservation services consists primarily of payroll costs, share-based compensation expenses, servers and bandwidth costs, depreciation expenses, payment processing fee paid to third party online platform, tax related surcharges, rental expenses and other direct expenditures relating to operation of platform business.

Cost of aesthetic treatment services consists primarily of payroll costs, rental expenses, depreciation expenses, medical consumables costs and other direct costs related to the aesthetic treatment services.

Cost of medical products sold and maintenance services consists primarily of cost of inventories, payroll costs and consumables used in maintenance services.

Cost of other services consists primarily of expenditures related to the operation of other business.

These costs are charged to the consolidated statements of comprehensive income/(loss) as incurred.

Sales and marketing expenses

(x) Sales and marketing expenses

Sales and marketing expenses consist primarily of marketing expenses, user acquisition activities expenses, payroll costs, share-based compensation expenses, and rental expenses related to the Group’s sales and marketing departments. For the years ended December 31, 2023, 2024 and 2025, advertising expenses were RMB270,304, RMB188,225 and RMB220,248, respectively.

General and administrative expenses

(y) General and administrative expenses

General and administrative expenses consist of payroll costs, share-based compensation expenses and related expenses for employees involved in general corporate functions, including accounting, finance, tax, legal and human resources; and costs associated with use by these functions of facilities and equipment, such as depreciation expenses, rental, professional service fees and other general corporate related expenses.

Research and development expenses

(z) Research and development expenses

Research and development expenses mainly consist of payroll costs, share-based compensation expenses, rental expenses incurred associated with research and development departments.

For those platforms of applications, the Group expenses all costs incurred for the preliminary project stage and post implementation-operation stage of development, and costs associated with repair or maintenance of the existing platform. Costs incurred in the application development stage are capitalized and amortized over the estimated useful life. Since the amount of the Group’s research and development expenses qualifying for capitalization has been immaterial, as a result, all website and software development costs have been expensed in “Research and development expenses” as incurred.

Payments made to third parties who perform research and development services on the Group’s behalf are expensed as services are rendered.

Share-based compensation

(aa) Share-based compensation

Share-based compensation expenses arise from share-based awards, including restricted share units (“RSUs”) and share options for the purchase of ordinary shares. The Group applies ASC 718, “Compensation—Stock Compensation”, or ASC 718, to account for the RSUs and share options granted to certain directors, executives and employees. For RSUs and share options for the purchase of ordinary shares granted to employees determined to be equity classified awards, the related share-based compensation expenses are recognized in the consolidated financial statements based on their grant date fair values. The Group estimates the fair value of the Company’s share options using the binomial valuation model, which requires inputs such as the fair value of the Company’s ordinary shares, risk-free interest rate, expected dividend yield, expected life and expected volatility. The fair values of the Company’s RSUs are determined based on the fair value of the Company’s ordinary shares on the grant date. The market price of the Company’s publicly traded ADSs is used as an indicator of fair value for the Company’s ordinary shares. The Group estimates the fair value of subsidiary’s share options using the binomial valuation model, which requires inputs such as the fair value of the subsidiary’s ordinary shares based on the net asset per share, risk-free interest rate, expected dividend yield, expected life and expected volatility.

Employees’ share-based compensation awards are measured at the grant date fair value of the awards and recognized as expenses (a) immediately at the grant date if no vesting conditions are required; or (b) for share-based awards granted with only service conditions, using the straight-line vesting method, net of actual forfeitures, over the vesting period; or (c) for share-based awards granted with service conditions and performance condition, the share-based compensation expenses are recorded when the performance condition is considered probable using the graded vesting method.

Employee benefits

(ab) Employee benefits

PRC Contribution Plan

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries and the VIE of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts of such employee benefit expenses, which were expensed as incurred, were approximately RMB96,961, RMB90,472 and RMB93,644 for the years ended December 31, 2023, 2024 and 2025, respectively.

Taxation

(ac) Taxation

Income taxes

Current income taxes are provided on the basis of income/(loss) for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive income/(loss) in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

In order to assess uncertain tax positions, the Group applies a more-likely-than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheets and under other expenses in its consolidated statements of comprehensive income/(loss). The Group did not have any significant unrecognized uncertain tax positions as of December 31, 2024 and 2025 nor did the Group recognize any related interest and penalties.

Government grants

(ad) Government grants

Government grants, which mainly represent amounts received from local governments in connection with the Group’s investments in local business districts and contributions to technology development, are recognized as income in other income, net. Such amounts are recognized in the consolidated income statements upon receipt and when all conditions attached to the grants are fulfilled. For the years ended December 31, 2023, 2024 and 2025, government grants recorded as others, net were RMB20,900, RMB12,319 and RMB13,661, respectively.

Related parties

(ae) Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individual or corporation entities.

Net earnings/(loss) per share

(af) Net earnings/(loss) per share

Net earnings/(loss) per ordinary share is computed in accordance with ASC 260, “Earnings per Share”. The two-class method is used for computing earnings per ordinary share in the event the Group has net income available for distribution. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Class A ordinary share and Class B ordinary share have the same rights in dividend. Therefore, basic and diluted loss per share is the same for both classes of ordinary shares. Net losses are not allocated to other participating securities as they are not obligated to share the losses based on their contractual terms.

Basic net earnings/(loss) per ordinary share is computed by dividing net income/(loss) attributable to So-Young International Inc. by the weighted average number of ordinary shares outstanding during the year. Diluted net earnings/(loss) per ordinary share is calculated by dividing net income/(loss) attributable to So-Young International Inc., as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the years. Ordinary equivalent shares consist of ordinary shares issuable upon the exercise of share options and vesting of RSUs using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted net earnings/(loss) per share calculation when inclusion of such share would be anti-dilutive.

Treasury stock

(ag) Treasury stock

The Group accounts for treasury stock using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury stock account on the consolidated balance sheets. At retirement or cancellation of the treasury stock, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury stock over the aggregate par value is allocated between additional paid-in capital and retained earnings.

On November 18, 2022, the board of directors of the Company authorized a share repurchase program under which the Company is authorized to repurchase up to an aggregate value of US$15 million of its shares (including in the form of ADS) during the 12-month period beginning from November 18, 2022 (“the 2022 Share Repurchase Program”). On January 3, 2023, the board of directors of the Company has authorized an adjustment to the Company’s previously adopted 2022 Share Repurchase Program, increasing the aggregate value of shares (including in the form of ADS) that the Company is authorized to repurchase under the program from US$15 million to US$25 million. As of December 31, 2023, the Company has repurchased approximately 9,908,490 ADSs (equivalent to 7,621,916 ordinary shares) for approximately US$20.4 million (RMB140.7 million) under this program.

On March 18, 2024, the board of directors of the Company authorized a share repurchase program under which the Company is authorized to repurchase up to an aggregate value of US$25 million of its shares (including in the form of ADS) during the 12 - month period beginning from March 22, 2024. As of December 31, 2024, the Company has repurchased approximately 2,564,707 ADSs (equivalent to 1,972,851 ordinary shares) for approximately US$2.6 million (RMB18.2 million) under this program. On March 21, 2025, the board of directors of the Company authorized the extension of this share repurchase program for an additional 12-month period. As of December 31, 2025, the Company has repurchased approximately 4,760,234 ADSs (equivalent to 3,661,718 ordinary shares) for approximately US$4.7 million (RMB33.5 million) under this program.

Statutory reserves

(ah) Statutory reserves

The Company’s subsidiaries, the VIEs and subsidiaries of the VIEs established in the PRC are required to make appropriations to certain non-distributable reserve funds. In accordance with China’s Company Laws, the Company’s VIEs and its subsidiaries registered as Chinese domestic company make appropriations from their after-tax profit (as determined under the accounting principles generally acceptable in the People’s Republic of China (“PRC GAAP”)) to non-distributable reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the annual after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.

Pursuant to the laws applicable to China’s Foreign Investment Enterprises, the Company’s subsidiaries registered as wholly owned foreign investment enterprise in China make appropriations from their annual after-tax profit (as determined under PRC GAAP) to reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the respective company. Appropriations to the other two reserve funds are at the respective companies’ discretion.

The Group have made RMB4,828, RMB6,697 and RMB5,896 appropriations to its statutory reserve fund for the years ended December 31, 2023, 2024 and 2025.

Comprehensive income/(loss)

(ai) Comprehensive income/(loss)

Comprehensive income/(loss) consists of two components, net income/(loss) and other comprehensive income/(loss). Other comprehensive income/(loss) refers to gains and losses that are recorded as an element of shareholders’ equity but are excluded from net income. The Group’s other comprehensive income/(loss) consists of foreign currency translation adjustment from its subsidiaries not using the RMB as their functional currency.

Segment reporting

(aj) Segment reporting

Operating segments are defined as components of an enterprise engaging in business activities for which separate financial information is available that is regularly evaluated by the Group’s chief operating decision makers (“CODM”). Based on the criteria established by ASC 280 “Segment Reporting”, the Group’s CODM has been identified as the Chief Executive Officer.

The operating segments are based on this organizational structure and information reviewed by the Group’s CODM to evaluate the operating segment results. Prior to the year ended December 31, 2025, the Group had two reportable segments, namely So-Young and Wuhan Miracle. Starting from the year ended December 31, 2025, the Group has implemented a new organizational and governance structure, which the CODM started to review information under a new reporting structure, and segment reporting has been updated to conform to this change. Consequently, the Group presents four reportable segments as set out in Note 24 to reflect the change. This change in segment reporting aligns with the manner in which the Group’s CODM currently receives and uses financial information to allocate resources and evaluate the performance of reporting segments. The prior periods’ segment operating results have been retrospectively recast to conform to current period presentation. This change in segment presentation does not affect consolidated balance sheets, consolidated statements of comprehensive income/(loss) or consolidated statements of cash flows.

The Group’s long-lived assets are substantially all located in the PRC and substantially all the Group’s revenues are derived from within the PRC, therefore, no geographical segments are presented.

Recently issued accounting pronouncements

(ak) Recently issued accounting pronouncements

In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. This update requires that at each interim and annual reporting period public entities disclose (1) the amounts of purchases of inventory, employee compensation, depreciation, amortization, and depletion in commonly presented expense captions; (2) certain amounts that are already required to be disclosed under current GAAP in the same disclosure as the other disaggregation requirements; (3) a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively; and (4) the total amount of selling expenses and, in annual reporting periods, the definition of selling expenses. In January 2025, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date. This update clarifies that ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Group does not expect to adopt ASU 2024-03 early and is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In July 2025, the FASB issued ASU 2025-05. Financial Instruments - Credit Losses (Topic326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (ASU 2025-05). The amendments in ASU 2025-05 provide a practical expedient that all entities can use when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under ASC 606, Revenue from Contracts with Customers. Under this practical expedient, an entity is allowed to assume that the current conditions it has applied in determining credit loss allowances for current accounts receivable and current contract assets remain unchanged for the remaining life of those assets. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group does not expect to adopt ASU 2025-05 early and is currently evaluating the impact of the new guidance on its consolidated financial statements.

In September 2025, the FASB issued ASU 2025-06, Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software. This update removes all references to prescriptive and sequential software development stages throughout Subtopic 350-40. The update requires an entity to start capitalizing software costs when management has authorized and committed to funding the software project, and it is probable that the project will be completed and the software will be used to perform the function intended. The update further specifies that the disclosures in Subtopic 360-10 are required for all capitalized internal-use software costs. This update is effective for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The guidance can be applied using a prospective transition approach, a modified transition approach that is based on the status of the project and whether software costs were capitalized before the date of adoption, or a retrospective transition approach. The Group does not expect to adopt ASU 2025-06 early and is currently evaluating the impact on its financial statements of adopting this guidance.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities (ASU 2025-10), which establishes authoritative guidance on the recognition, measurement, presentation, and disclosure of government grants. Under ASU 2025-10, government grants are recognized when it is probable that the entity will both comply with the conditions of the grant and the grant will be received. The ASU provides specific accounting models for grants related to assets and grants related to income, including options to recognize government grants as deferred income or as a reduction of the asset’s cost basis. The ASU also requires enhanced disclosures regarding the nature of government grants, significant terms and conditions, accounting policies applied, and amounts recognized in the financial statements. ASU 2025-10 is effective for fiscal years beginning after December 15, 2028, including interim periods within those fiscal years, with early adoption permitted. The Group does not expect to adopt ASU 2025-10 early and is currently evaluating the impact of adopting ASU 2025-10 on its consolidated financial statements and related disclosures.